H2 Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Basic And Diluted Earnings Per Share [Abstract]
Schedule of Earnings Per Share
Earnings per share
	2019	2018	2017
Basic
Net income (loss) attributable to owners of the Parent Company (SEK million)	2,223	(6,530)	(32,576)
Average number of shares outstanding, basic (millions)	3,306	3,291	3,277
Earnings (loss) per share, basic (SEK)	0.67	(1.98)	(9.94)

Diluted
Net income (loss) attributable to owners of the Parent Company (SEK million)	2,223	(6,530)	(32,576)
Average number of shares outstanding, basic (millions)	3,306	3,291	3,277
Dilutive effect for stock purchase (millions)	14	—	—
Average number of shares outstanding, diluted (millions)	3,320	3,291	3,277
Earnings (loss) per share, diluted (SEK)	0.67	(1.98)	(9.94)